CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income/(loss)	$ 19,557	$ (30,401)	$ (83,402)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	2,865	1,671	1,970
Depreciation and amortization expenses	4,657	3,879	1,685
Investment loss		1,000
Loss on disposal of property and equipment		67	16
Foreign currency exchange loss/(gain), net	(548)	62	245
Changes in operating assets and liabilities:
Accounts receivable	(1,097)	(521)	(2,025)
Prepayments and other assets	(4,349)	1,356	(7,041)
Amounts due from related parties	2,031	(432)	(726)
Accounts payable	(2,647)	(9,129)	18,401
Deferred revenues	26,145	13,555	10,561
Customer advances and deposits	10,329	7,227	3,307
Salary and welfare payable	5,549	4,194	5,673
Taxes payable	387	780	174
Accrued expenses and other current liabilities	3,425	1,964	839
Net cash provided by/(used in) operating activities	66,304	(4,728)	(50,323)
Cash flows from investing activities:
Purchase of property and equipment	(4,177)	(5,227)	(5,655)
Purchase of intangible assets		(28)	(58)
Purchase of equity investment			(1,000)
Placements of term deposits	(152,190)
Purchase of short-term investments	(397,266)	(212,753)	(28,116)
Proceeds from maturity of short-term investment	323,587	190,855	24,374
Net cash used in investing activities	(230,046)	(27,153)	(10,455)
Cash flows from financing activities:
Proceeds from exercise of share options	557	253
Proceeds from issuance of Preference Shares			57,110
Proceeds from issuance of 25,300,000 Class A ordinary shares in IPO	199,954
Proceeds from issuance of 1,764,706 Class A ordinary shares in the private placement to DCM Hybrid RMB Fund concurrently with IPO	15,000
Payment for listing expenses	(2,168)
Net cash provided by financing activities	213,343	253	57,110
Effect of exchange rate changes on cash and cash equivalents	224	(14)	324
Net increase/(decrease) in cash and cash equivalents	49,825	(31,642)	(3,344)
Cash and cash equivalents at the beginning of the year	10,669	42,311	45,655
Cash and cash equivalents at the end of the year	60,494	10,669	42,311
Non-cash supplemental investing and financing activities
Property and equipment in accounts payable	28	394
Accretions to preference shareholders redemption values	9,134	10,233	6,547
Series A Preference Shares [Member]
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values
Series A-1 Preference Shares [Member]
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values	858	962	885
Series B Preference Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of Preference Shares			2,110
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values	3,831	4,298	3,928
Series B-1 Preference Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of Preference Shares			55,000
Non-cash supplemental investing and financing activities
Accretions to preference shareholders redemption values	$ 4,445	$ 4,973	$ 1,734